Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Leuthold Funds, Inc.
Entity Central Index Key	0001000351
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Leuthold Core ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Core ETF
Class Name	Leuthold Core ETF
Trading Symbol	LCR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Core ETF	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 1.4% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• All of the Fund’s Energy sector holdings had losses; most were ETFs with broad exposure across the range of energy industries, which are swayed by performance from securities with the largest market capitalization.

• Although Financials exposure was a solid performance positive on the whole, the portion dedicated to regional bank stocks was a drag.

• Info-Tech concentrations were decidedly the best-performing equity allocations, which included a diversified Technology ETF and holdings specifically targeting semiconductors and software equities.

• Holdings associated with equities from homebuilding/construction businesses and the Communication Services sector were collectively value-added.

• Fixed-income subsets all provided positive results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2020)
Leuthold Core ETF NAV	18.67	8.32
S&P 500 TR	36.35	14.76
Bloomberg Global Aggregate	11.99	-1.05
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	6.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (51%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the return gap was attributable to three strategy characteristics: (1) less exposure to fixed income (24% vs. 50%), (2) a portfolio weighting system that moderates the influence from the performance of securities with the largest market capitalization, (3) actively managed security selection that favors value attributes.

Net Assets	$ 88,464,543
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 358,423
Investment Company, Portfolio Turnover	39.78%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$88,464,543
Number of Holdings	26
Net Advisory Fee	$358,423
Portfolio Turnover	39.78%
Visithttps://funds.leutholdgroup.com for more recent performance Information

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Exchange Traded Funds	90.1%
Money Market Funds	9.8%
Cash & Other	0.1%

Industry	(%)
Semiconductors	3.9%
Internet Content & Information	3.7%
Residential Construction	3.7%
Health Care Plans	3.3%
Software - Infrastructure	3.2%
Insurance - Property & Casualty	2.5%
Banks - Diversified	2.3%
Telecom Services	2.3%
Credit Services	2.3%
Cash & Other	72.8%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	15.7%
Information Technology	12.9%
Communication Services	9.6%
Consumer Discretionary	8.6%
Health Care	8.4%
Industrials	3.8%
Materials	0.9%
Cash & Other	40.1%
*	Percentages are stated as a percent of net assets.

Leuthold Core Investment Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Institutional
Trading Symbol	LCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted 3% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Fixed-income subsets provided positive results, with developed market sovereign debt being the best performer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	19.71	8.70	6.79
S&P 500 TR	36.35	15.98	13.38
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	7.55	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (54%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the underperformance was attributable to three strategy characteristics: (1) notably less exposure to fixed income (15% vs. 50%), (2) a stock-weighting system not dominated by the performance of the biggest stocks, (3) actively managed equity selection that favors value attributes.

Net Assets	$ 571,641,676
Holdings Count | Holdings	211
Advisory Fees Paid, Amount	$ 4,891,861
Investment Company, Portfolio Turnover	39.54%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$571,641,676
Number of Holdings	211
Net Advisory Fee	$4,891,861
Portfolio Turnover	39.54%
Visit https://funds.leutholdgroup.com for more recent performance Information

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	63.2%
Money Market Funds	12.6%
Exchange Traded Funds	3.0%
U.S. Treasury Bills	3.0%
U.S. Treasury Securities	1.8%
Foreign Government Debt Obligations	1.7%
Corporate Bonds	0.9%
Real Estate Investment Trusts	0.0%
Cash & Other	13.8%

Industry	(%)
Health Care Providers & Services	8.0%
Household Durables	7.2%
Software	6.3%
Banks	6.1%
Insurance	6.0%
Interactive Media & Services	5.1%
Trading Companies & Distributors	3.7%
Semiconductors & Semiconductor Equipment	3.1%
Financial Services	3.1%
Cash & Other	51.4%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	16.3%
Information Technology	13.7%
Consumer Discretionary	9.4%
Communication Services	8.9%
Health Care	7.3%
Industrials	4.5%
Materials	3.3%
Public Administration	1.8%
Government	1.7%
Cash & Other	33.1%
*	Percentages are stated as a percent of net assets.

LEUTHOLD CORE INVESTMENT FUND (Retail Class)
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Retail
Trading Symbol	LCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted 3% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Fixed-income subsets provided positive results, with developed market sovereign debt being the best performer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	19.62	8.61	6.69
S&P 500 TR	36.35	15.98	13.38
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	7.55	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (54%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the underperformance was attributable to three strategy characteristics: (1) notably less exposure to fixed income (15% vs. 50%), (2) a stock-weighting system not dominated by the performance of the biggest stocks, (3) actively managed equity selection that favors value attributes.

Net Assets	$ 571,641,676
Holdings Count | Holdings	211
Advisory Fees Paid, Amount	$ 4,891,861
Investment Company, Portfolio Turnover	39.54%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$571,641,676
Number of Holdings	211
Net Advisory Fee	$4,891,861
Portfolio Turnover	39.54%
Visit https://funds.leutholdgroup.com for more recent performance Information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	63.2%
Money Market Funds	12.6%
Exchange Traded Funds	3.0%
U.S. Treasury Bills	3.0%
U.S. Treasury Securities	1.8%
Foreign Government Debt Obligations	1.7%
Corporate Bonds	0.9%
Real Estate Investment Trusts	0.0%
Cash & Other	13.8%

Industry	(%)
Health Care Providers & Services	8.0%
Household Durables	7.2%
Software	6.3%
Banks	6.1%
Insurance	6.0%
Interactive Media & Services	5.1%
Trading Companies & Distributors	3.7%
Semiconductors & Semiconductor Equipment	3.1%
Financial Services	3.1%
Cash & Other	51.4%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	16.3%
Information Technology	13.7%
Consumer Discretionary	9.4%
Communication Services	8.9%
Health Care	7.3%
Industrials	4.5%
Materials	3.3%
Public Administration	1.8%
Government	1.7%
Cash & Other	33.1%
*	Percentages are stated as a percent of net assets.

Leuthold Global Fund (Institutional)
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Institutional
Trading Symbol	GLBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$207	2.05%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 4% from return.

• As U.S. stocks surged, global equities followed suit. Our quantitative work advised less aggressive stock exposure due to pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas exploration, airlines, agricultural products, and construction & farm machinery negatively affected return, and all trailed the MSCI ACWI group holdings.

• Of the 30 country investments, none detracted from performance: 26 country allocations positively contributed to return, while the other four were flat.

• The industry positions with the biggest upside influence were homebuilding, semiconductor equipment, construction materials, and developed diversified banks. At the sector level, the best holdings were groups associated with Financials, Consumer Discretionary, and Info-Tech sectors.

• All fixed-income subsets were profitable, with developed-market sovereign debt up the most.

Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	13.40	6.64	3.92
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% MSCI ACWI / 50% BBG Global Agg	21.58	5.73	5.10

Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed the MSCI All-Country World Index (ACWI) and underperformed a blended benchmark composed of 50% global equities (MSCI ACWI) and 50% fixed income(Bloomberg Global Aggregate).

• Average net allocation to equities (55%) largely accounted for the performance disparity with the MSCI ACWI, which captures large- and mid-cap stock performance across 23 developed markets and 24 emerging markets.

• Measured against the 50/50 benchmark, underperformance resulted from three strategy characteristics: (1) notably less exposure to fixed income (16% vs. 50%); (2) a stock-weighting system not dominated by the performance of the biggest stocks; and (3) actively managed equity selection that favors value attributes.

Net Assets	$ 20,890,864
Holdings Count | Holdings	229
Advisory Fees Paid, Amount	$ 202,422
Investment Company, Portfolio Turnover	55.57%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$20,890,864
Number of Holdings	229
Net Advisory Fee	$202,422
Portfolio Turnover	55.57%
Visit https://funds.leutholdgroup.com for more recent performance Information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	66.8%
Money Market Funds	11.5%
Corporate Bonds	2.5%
U.S. Treasury Securities	2.5%
U.S. Treasury Bills	2.4%
Foreign Government Debt Obligations	2.3%
Real Estate Investment Trusts	0.0%
Exchange Traded Funds	-3.2%
Cash & Other	15.2%

Industry	(%)
Insurance	10.0%
Banks	9.6%
Household Durables	7.4%
Oil, Gas & Consumable Fuels	6.9%
Health Care Providers & Services	5.5%
Capital Markets	5.0%
Wireless Telecommunication Services	4.5%
Transportation Infrastructure	4.4%
Broadline Retail	4.3%
Cash & Other	42.4%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	24.6%
Consumer Discretionary	11.8%
Communication Services	7.5%
Energy	6.9%
Industrials	6.5%
Health Care	5.2%
Information Technology	3.7%
Materials	3.4%
Public Administration	2.5%
Cash & Other	27.9%
*	Percentages are stated as a percent of net assets.

Leuthold Global Fund (Retail)
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Retail
Trading Symbol	GLBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$233	2.30%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 4% from return.

• As U.S. stocks surged, global equities followed suit. Our quantitative work advised less aggressive stock exposure due to pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas exploration, airlines, agricultural products, and construction & farm machinery negatively affected return, and all trailed the MSCI ACWI group holdings.

• Of the 30 country investments, none detracted from performance: 26 country allocations positively contributed to return, while the other four were flat.

• The industry positions with the biggest upside influence were homebuilding, semiconductor equipment, construction materials, and developed diversified banks. At the sector level, the best holdings were groups associated with Financials, Consumer Discretionary, and Info-Tech sectors.

• All fixed-income subsets were profitable, with developed-market sovereign debt up the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	13.24	6.11	3.74
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% MSCI ACWI / 50% BBG Global Agg	21.58	5.73	5.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed the MSCI All-Country World Index (ACWI) and underperformed a blended benchmark composed of 50% global equities (MSCI ACWI) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (55%) largely accounted for the performance disparity with the MSCI ACWI, which captures large- and mid-cap stock performance across 23 developed markets and 24 emerging markets.

• Measured against the 50/50 benchmark, underperformance resulted from three strategy characteristics: (1) notably less exposure to fixed income (16% vs. 50%); (2) a stock-weighting system not dominated by the performance of the biggest stocks; and (3) actively managed equity selection that favors value attributes.

Net Assets	$ 20,890,864
Holdings Count | Holdings	229
Advisory Fees Paid, Amount	$ 202,422
Investment Company, Portfolio Turnover	55.57%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$20,890,864
Number of Holdings	229
Net Advisory Fee	$202,422
Portfolio Turnover	55.57%
Visit https://funds.leutholdgroup.com for more recent performance Information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	66.8%
Money Market Funds	11.5%
Corporate Bonds	2.5%
U.S. Treasury Securities	2.5%
U.S. Treasury Bills	2.4%
Foreign Government Debt Obligations	2.3%
Real Estate Investment Trusts	0.0%
Exchange Traded Funds	-3.2%
Cash & Other	15.2%

Industry	(%)
Insurance	10.0%
Banks	9.6%
Household Durables	7.4%
Oil, Gas & Consumable Fuels	6.9%
Health Care Providers & Services	5.5%
Capital Markets	5.0%
Wireless Telecommunication Services	4.5%
Transportation Infrastructure	4.4%
Broadline Retail	4.3%
Cash & Other	42.4%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	24.6%
Consumer Discretionary	11.8%
Communication Services	7.5%
Energy	6.9%
Industrials	6.5%
Health Care	5.2%
Information Technology	3.7%
Materials	3.4%
Public Administration	2.5%
Cash & Other	27.9%
*	Percentages are stated as a percent of net assets.

LEUTHOLD GRIZZLY SHORT FUND (No Load)
Shareholder Report [Line Items]
Fund Name	Leuthold Grizzly Short Fund
Class Name	Retail
Trading Symbol	GRZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$285	2.91%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.91%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• Gains from industry allocations that measurably offset losses included electrical components & equipment, leisure facilities & products, application software, cargo ground transportation, and HR & employment services.

• From the Energy sector, smaller absolute gains were achieved with stocks linked to oil & gas drilling and integrated oil & gas.

• The largest detractor from return was a concentration in Financials stocks, primarily related to the banking industry: asset management & custody banks, regional banks, and investment banking & brokerage. Financial exchanges was another closely aligned Financials group contributing to the year’s loss.

• The second worst combination of industries came from the Health Care sector, specifically, health care equipment/services/supplies.

• Materials sector holdings also struggled. Gold, metals & mining, and metals/glass & plastic containers, in particular, all lost money.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)
	1 Year	5 Year	10 Year
Leuthold Grizzly Short Fund NAV	-14.14	-16.35	-13.80
S&P 500 TR	36.35	15.98	13.38
S&P MidCap 400 Total Return Index	26.79	11.78	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return outperformed the inverse S&P 500 Index.

• The Fund’s primary advantage was a material underweight to high-flying technology stocks.

• Losses were minimized across five other equity sectors as each did better than the index’s associated sector returns: Energy, Consumer Staples, Communication Services, Consumer Discretionary, and Financials.

Net Assets	$ 53,931,637
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 943,991
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$53,931,637
Number of Holdings	100
Net Advisory Fee	$943,991
Portfolio Turnover	0.00%
Visit https://funds.leutholdgroup.com for more recent performance Information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Money Market Funds	77.3%
U.S. Treasury Bills	18.5%
Real Estate Investment Trusts	-0.6%
Exchange Traded Funds	-26.9%
Common Stocks	-70.5%
Cash & Other	102.2%

Industry	(%)**
Hotel, Restaurants, & Leisure	6.7%
Capital Markets	6.4%
Ground Transportation	5.2%
Oil, Gas, & Consumable Fuels	4.9%
Health Care Equipment & Supplies	4.8%
Life Sciences Tools & Services	3.2%
Software	3.1%
Insurance	3.0%
Chemicals	2.7%
Cash & Other	60.0%

Largest Holdings [Text Block]

Top Sectors	(%)**
Industrials	15.0%
Financials	10.3%
Consumer Discretionary	9.6%
Health Care	7.9%
Information Technology	7.3%
Consumer Staples	5.8%
Energy	5.8%
Materials	4.4%
Communication Services	3.4%
Cash & Other	30.5%
*	Percentages are stated as a percent of net assets.
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.

LEUTHOLD SELECT INDUSTRIES FUND (No Load)
Shareholder Report [Line Items]
Fund Name	Leuthold Select Industries Fund
Class Name	Retail
Trading Symbol	LSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Select Industries Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• In addition to being the biggest allocation all year, Info-Tech industries were the best-performing exposures; however, the net result trailed the benchmark due to the Fund’s discipline to minimize the performance influence from the largest holdings, in contrast to the index, by capping their portfolio weighting.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)
	1 Year	5 Year	10 Year
Retail (without sales charge)	30.67	14.84	11.22
S&P 500 TR	36.35	15.98	13.38
S&P MidCap 400 Total Return Index	26.79	11.78	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return underperformed the S&P 500 Index.

• The S&P 500 benefited from the surge in the prices of seven stocks. The combined weight of those equities ballooned to almost one-third of the index and accounted for 41% of its twelve-month total return.

• For risk control, the Fund’s stock positions are assigned weights using a system that avoids the possibility that a handful of the largest stocks could drive overall portfolio performance.

• The equity selection process employed by the Fund leans toward value attributes and industries poised for leadership, rather than equity segments that have already boomed and reflect expensive valuations.

Net Assets	$ 14,772,102
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 117,242
Investment Company, Portfolio Turnover	52.52%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$14,772,102
Number of Holdings	98
Net Advisory Fee	$117,242
Portfolio Turnover	52.52%
Visit https://funds.leutholdgroup.com for more recent performance Information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	99.2%
Money Market Funds	1.0%
Cash & Other	-0.2%

Industry	(%)
Health Care Providers & Services	11.5%
Household Durables	10.3%
Software	9.4%
Insurance	9.1%
Banks	7.5%
Interactive Media & Services	7.2%
Trading Companies & Distributors	5.3%
Semiconductors & Semiconductor Equipment	4.7%
Financial Services	4.5%
Cash & Other	30.5%

Largest Holdings [Text Block]

Top Sectors	(%)
Financials	23.6%
Information Technology	20.6%
Consumer Discretionary	14.6%
Communication Services	12.9%
Health Care	11.5%
Industrials	8.2%
Materials	5.3%
Energy	2.5%
Cash & Other	0.8%
*	Percentages are stated as a percent of net assets.